SCHEDULE OF INVESTMENTS

Ivy ProShares S&P 500 Bond Index Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Communication Services

Advertising – 0.1%
Omnicom Group, Inc.,
3.600%, 4-15-26	$150	$158

Broadcasting – 1.0%
Discovery Communications LLC (GTD by Discovery, Inc.),
3.950%, 3-20-28	552	589
Discovery Communications, Inc.,
5.200%, 9-20-47	200	233
NBCUniversal Media LLC,
4.375%, 4-1-21	560	577

		1,399

Cable & Satellite – 2.9%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.450%, 10-1-21	200	206
3.000%, 2-1-24	450	466
3.700%, 4-15-24	400	426
3.950%, 10-15-25	447	487
3.150%, 3-1-26	300	314
4.150%, 10-15-28	100	112
4.250%, 10-15-30	180	206
4.600%, 10-15-38	350	416
4.000%, 3-1-48	100	111
4.700%, 10-15-48	400	492
3.999%, 11-1-49	150	167
4.950%, 10-15-58	300	390
Viacom, Inc.,
4.375%, 3-15-43	361	382

		4,175

Integrated Telecommunication Services – 8.0%
AT&T, Inc.:
3.200%, 3-1-22	300	307
3.600%, 2-17-23	110	115
4.450%, 4-1-24	510	552
3.400%, 5-15-25	430	450
4.125%, 2-17-26	250	271
4.250%, 3-1-27	255	280
4.100%, 2-15-28	200	217
4.350%, 3-1-29	478	531
4.300%, 2-15-30	185	206
4.500%, 5-15-35	290	323
5.250%, 3-1-37	200	238
4.900%, 8-15-37	200	230
4.850%, 3-1-39	150	173
4.300%, 12-15-42	150	160
4.350%, 6-15-45	300	323
4.750%, 5-15-46	200	226
5.450%, 3-1-47	450	557
4.500%, 3-9-48	382	422
4.550%, 3-9-49	300	332
5.150%, 2-15-50	100	120
5.700%, 3-1-57	200	257
Verizon Communcations, Inc.,
4.329%, 9-21-28	120	136
Verizon Communications, Inc.:
3.125%, 3-16-22	200	205
5.150%, 9-15-23	472	523
3.500%, 11-1-24	450	477
3.376%, 2-15-25	350	370

2.625%, 8-15-26	150	152
4.125%, 3-16-27	510	566
4.500%, 8-10-33	100	117
5.250%, 3-16-37	626	785
4.812%, 3-15-39	200	241
4.862%, 8-21-46	447	553
5.500%, 3-16-47	395	535
4.522%, 9-15-48	150	179
5.012%, 4-15-49	105	134

		11,263

Interactive Media & Services – 0.1%
Alphabet, Inc.,
1.998%, 8-15-26	120	119

Movies & Entertainment – 0.3%
Walt Disney Co. (The),
2.000%, 9-1-29	450	436

Total Communication Services - 12.4%		17,550

Consumer Discretionary

Automobile Manufacturers – 0.7%
General Motors Co.:
4.875%, 10-2-23	531	570
5.000%, 4-1-35	210	217
5.200%, 4-1-45	200	201

		988

Casinos & Gaming – 0.3%
Las Vegas Sands Corp.,
3.200%, 8-8-24	500	515

Department Stores – 0.1%
Nordstrom, Inc.,
5.000%, 1-15-44	100	98

General Merchandise Stores – 0.6%
Dollar Tree, Inc.:
3.700%, 5-15-23	150	156
4.000%, 5-15-25	150	161
Target Corp.:
4.000%, 7-1-42	250	285
3.900%, 11-15-47	200	229

		831

Home Improvement Retail – 1.2%
Home Depot, Inc. (The):
2.125%, 9-15-26	155	155
3.900%, 12-6-28	250	280
2.950%, 6-15-29	200	208
4.500%, 12-6-48	170	209
Lowe’s Co., Inc.:
3.650%, 4-5-29	481	514
3.700%, 4-15-46	183	186
4.050%, 5-3-47	150	162

		1,714

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc.:
2.800%, 8-22-24	400	414
3.150%, 8-22-27	200	211
3.875%, 8-22-37	400	453
4.950%, 12-5-44	100	131
4.250%, 8-22-57	250	304
eBay, Inc.:
3.600%, 6-5-27	150	157
4.000%, 7-15-42	200	197

		1,867

Restaurants – 0.9%
McDonalds Corp.:
2.625%, 1-15-22	300	304
3.350%, 4-1-23	110	115

3.700%, 1-30-26	150	162
4.450%, 9-1-48	200	228
Starbucks Corp.:
3.800%, 8-15-25	200	215
4.500%, 11-15-48	200	232

		1,256

Total Consumer Discretionary - 5.1%		7,269

Consumer Staples

Brewers – 0.3%
Molson Coors Brewing Co.:
3.000%, 7-15-26	150	151
4.200%, 7-15-46	260	259

		410

Drug Retail – 3.0%
CVS Caremark Corp.,
3.875%, 7-20-25	325	346
CVS Health Corp.:
3.350%, 3-9-21	500	508
2.125%, 6-1-21	386	387
3.500%, 7-20-22	150	155
3.700%, 3-9-23	200	208
4.000%, 12-5-23	241	255
4.100%, 3-25-25	660	708
2.875%, 6-1-26	200	203
4.300%, 3-25-28	430	469
4.780%, 3-25-38	325	368
5.125%, 7-20-45	152	180
5.050%, 3-25-48	375	443

		4,230

Food Retail – 0.1%
Kroger Co. (The),
4.450%, 2-1-47	100	106

Hypermarkets & Super Centers – 1.5%
Wal-Mart Stores, Inc.,
2.550%, 4-11-23	377	385
Walmart, Inc.:
3.125%, 6-23-21	150	153
3.400%, 6-26-23	400	420
3.550%, 6-26-25	340	365
3.700%, 6-26-28	283	312
3.950%, 6-28-38	470	544

		2,179

Packaged Foods & Meats – 2.2%
Campbell Soup Co.,
3.950%, 3-15-25	240	255
Conagra Brands, Inc.:
4.300%, 5-1-24	150	162
5.400%, 11-1-48	400	487
General Mills, Inc.,
4.200%, 4-17-28	200	223
Kraft Heinz Foods Co.:
3.500%, 6-6-22	150	154
4.000%, 6-15-23	300	315
3.950%, 7-15-25	150	159
3.000%, 6-1-26	120	120
4.625%, 1-30-29	150	165
4.375%, 6-1-46	470	462
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.):
4.000%, 3-1-26	150	162
5.100%, 9-28-48	332	417

		3,081

Soft Drinks – 0.5%
PepsiCo, Inc.:
4.450%, 4-14-46	100	123
3.450%, 10-6-46	621	657

		780

Tobacco – 1.8%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
2.850%, 8-9-22	200	204
4.000%, 1-31-24	105	111
3.800%, 2-14-24	100	105
4.400%, 2-14-26	100	109
4.800%, 2-14-29	200	223
5.800%, 2-14-39	250	293
3.875%, 9-16-46	300	278
5.950%, 2-14-49	400	484
Philip Morris International, Inc.,
6.375%, 5-16-38	525	724
		2,531
Total Consumer Staples - 9.4%		13,317

Energy

Integrated Oil & Gas – 0.9%
Chevron Corp.:
2.100%, 5-16-21	150	151
2.355%, 12-5-22	200	203
3.191%, 6-24-23	140	146
2.954%, 5-16-26	340	355
Phillips 66 (GTD by Phillips 66 Co.),
4.875%, 11-15-44	350	421
		1,276

Oil & Gas Equipment & Services – 0.6%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
4.080%, 12-15-47	450	460
Halliburton Co.,
5.000%, 11-15-45	350	399
		859

Oil & Gas Exploration & Production – 3.3%
Apache Corp.,
4.375%, 10-15-28	315	329
Cimarex Energy Co.,
3.900%, 5-15-27	150	155
Concho Resources, Inc.,
4.300%, 8-15-28	225	245
ConocoPhillips Co. (GTD by ConocoPhillips):
4.950%, 3-15-26	150	172
6.500%, 2-1-39	273	397
ConocoPhillips Holding Co.,
6.950%, 4-15-29	150	203
EOG Resources, Inc.,
2.625%, 3-15-23	100	102
Exxon Mobil Corp.:
2.222%, 3-1-21	150	151
3.043%, 3-1-26	280	293
2.440%, 8-16-29	155	156
2.995%, 8-16-39	200	200
4.114%, 3-1-46	208	244
Marathon Oil Corp.,
4.400%, 7-15-27	150	163
Occidental Petroleum Corp.:
2.700%, 8-15-22	170	172
2.900%, 8-15-24	354	360
3.500%, 8-15-29	485	494
6.450%, 9-15-36	200	245
6.600%, 3-15-46	200	257
4.200%, 3-15-48	195	193
ONEOK, Inc. (GTD by ONEOK Partners and Intermediate Partnership),
5.200%, 7-15-48	150	170
		4,701

Oil & Gas Refining & Marketing – 0.5%
HollyFrontier Corp.,
5.875%, 4-1-26	150	169
Valero Energy Corp.,
3.400%, 9-15-26	481	504
		673

Oil & Gas Storage & Transportation – 1.4%
Kinder Morgan, Inc.:

4.300%, 6-1-25	253	274
5.550%, 6-1-45	200	239
5.200%, 3-1-48	150	174
MPLX L.P.:
4.000%, 3-15-28	180	186
4.500%, 4-15-38	285	289
4.700%, 4-15-48	140	142
5.500%, 2-15-49	140	159
Williams Co., Inc. (The),
4.550%, 6-24-24	100	108
Williams Partners L.P.,
3.750%, 6-15-27	310	323
		1,894
Total Energy - 6.7%		9,403

Financials

Consumer Finance – 2.7%
American Express Co.:
2.750%, 5-20-22	293	298
2.500%, 8-1-22	150	152
3.400%, 2-27-23	250	259
3.125%, 5-20-26	346	360
American Express Credit Corp.:
2.700%, 3-3-22	200	203
3.300%, 5-3-27	204	217
Capital One Financial Corp.:
4.200%, 10-29-25	200	215
3.750%, 7-28-26	643	677
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	330	334
4.200%, 11-6-21	175	181
5.100%, 1-17-24	325	353
3.950%, 4-13-24	150	157
4.350%, 1-17-27	160	168
Synchrony Financial:
4.250%, 8-15-24	115	123
3.950%, 12-1-27	150	157
		3,854

Diversified Banks – 8.3%
Bank of America Corp.:
2.503%, 10-21-22	200	202
3.300%, 1-11-23	110	114
4.125%, 1-22-24	130	140
4.200%, 8-26-24	402	431
3.950%, 4-21-25	105	112
4.450%, 3-3-26	150	165
3.500%, 4-19-26	325	345
4.250%, 10-22-26	251	273
3.248%, 10-21-27	705	734
4.183%, 11-25-27	805	872
Bank of New York Mellon Corp. (The),
2.200%, 8-16-23	400	404
BB&T Corp.:
3.050%, 6-20-22	250	256
3.750%, 12-6-23	250	265
Citibank N.A.:
3.400%, 7-23-21	400	409
3.650%, 1-23-24	300	317
U.S. Bancorp:
3.150%, 4-27-27	490	514
3.000%, 7-30-29	178	184
Wells Fargo & Co.:
2.500%, 3-4-21	260	262
4.600%, 4-1-21	130	134
2.100%, 7-26-21	150	150
3.500%, 3-8-22	211	218
2.625%, 7-22-22	400	406
3.069%, 1-24-23	302	308
3.450%, 2-13-23	105	109
3.750%, 1-24-24	300	317
3.300%, 9-9-24	306	321
3.000%, 2-19-25	110	114
3.000%, 4-22-26	150	154
4.100%, 6-3-26	150	162
3.000%, 10-23-26	310	317

4.300%, 7-22-27	320	350
4.150%, 1-24-29	580	645
5.606%, 1-15-44	178	234
3.900%, 5-1-45	208	235
4.400%, 6-14-46	255	292
4.750%, 12-7-46	375	449
Wells Fargo Bank N.A.:
2.600%, 1-15-21	250	252
3.625%, 10-22-21	250	257
3.550%, 8-14-23	250	262
		11,685

Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc.,
4.250%, 9-21-48	150	178

Insurance Brokers – 0.2%
Marsh & McLennan Cos., Inc.:
3.875%, 3-15-24	100	106
4.375%, 3-15-29	150	171
		277

Investment Banking & Brokerage – 6.6%
Goldman Sachs Group, Inc. (The):
2.625%, 4-25-21	150	151
5.250%, 7-27-21	100	105
2.350%, 11-15-21	200	201
5.750%, 1-24-22	350	376
3.000%, 4-26-22	500	506
3.625%, 1-22-23	300	312
4.000%, 3-3-24	200	213
3.850%, 7-8-24	200	211
3.500%, 1-23-25	300	315
4.250%, 10-21-25	350	380
3.500%, 11-16-26	559	587
3.850%, 1-26-27	365	388
6.750%, 10-1-37	300	416
4.800%, 7-8-44	100	121
5.150%, 5-22-45	200	245
4.750%, 10-21-45	211	257
Morgan Stanley:
2.500%, 4-21-21	150	151
5.500%, 7-28-21	326	343
2.625%, 11-17-21	270	273
2.750%, 5-19-22	245	249
3.125%, 1-23-23	200	205
3.750%, 2-25-23	290	304
4.100%, 5-22-23	264	279
3.875%, 4-29-24	200	213
3.700%, 10-23-24	330	350
4.000%, 7-23-25	500	541
3.875%, 1-27-26	203	218
4.350%, 9-8-26	482	527
3.950%, 4-23-27	190	204
4.375%, 1-22-47	550	657
		9,298

Life & Health Insurance – 0.4%
MetLife, Inc.,
4.600%, 5-13-46	150	184
Prudential Financial, Inc.:
3.935%, 12-7-49	150	163
4.350%, 2-25-50	150	173
		520

Multi-Line Insurance – 0.6%
American International Group, Inc.:
3.900%, 4-1-26	280	300
4.500%, 7-16-44	340	391
4.750%, 4-1-48	100	120
		811

Other Diversified Financial Services – 5.8%
Citigroup, Inc.:
2.700%, 3-30-21	100	101
2.900%, 12-8-21	610	620
4.500%, 1-14-22	300	314
2.750%, 4-25-22	298	303
4.400%, 6-10-25	375	407

3.200%, 10-21-26	425	441
4.450%, 9-29-27	275	303
4.125%, 7-25-28	200	218
8.125%, 7-15-39	200	334
4.650%, 7-23-48	300	374
Fidelity National Information Services, Inc.,
3.000%, 8-15-26	150	155
JPMorgan Chase & Co.:
2.550%, 3-1-21	200	202
2.295%, 8-15-21	350	351
4.350%, 8-15-21	150	156
4.500%, 1-24-22	150	157
3.250%, 9-23-22	300	310
2.972%, 1-15-23	510	520
3.200%, 1-25-23	290	299
2.700%, 5-18-23	230	235
3.875%, 2-1-24	335	358
3.875%, 9-10-24	300	321
2.950%, 10-1-26	405	417
4.125%, 12-15-26	288	315
3.625%, 12-1-27	530	559
6.400%, 5-15-38	150	217
4.950%, 6-1-45	215	273

		8,260

Property & Casualty Insurance – 0.8%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.):
4.200%, 8-15-48	100	118
4.250%, 1-15-49	150	178
Berkshire Hathaway, Inc.:
2.750%, 3-15-23	322	330
3.125%, 3-15-26	300	316
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
4.350%, 11-3-45	150	181

		1,123

Regional Banks – 1.0%
Fifth Third Bancorp,
3.650%, 1-25-24	340	358
PNC Bank N.A.,
2.500%, 1-22-21	500	503
PNC Financial Services Group, Inc. (The):
2.600%, 7-23-26	230	233
3.450%, 4-23-29	186	198
Regions Financial Corp.,
3.800%, 8-14-23	150	159

		1,451

Specialized Finance – 0.2%
LYB International Finance B.V.,
4.875%, 3-15-44	200	225

Total Financials - 26.7%		37,682

Health Care

Biotechnology – 1.8%
Amgen, Inc.:
2.650%, 5-11-22	100	101
4.400%, 5-1-45	340	382
4.563%, 6-15-48	150	174
4.663%, 6-15-51	300	352
Biogen, Inc.,
5.200%, 9-15-45	150	181
Gilead Sciences, Inc.:
3.500%, 2-1-25	165	175
4.750%, 3-1-46	543	651
4.150%, 3-1-47	451	501

		2,517

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
3.550%, 4-1-25	150	158

Health Care Services – 1.1%
Cardinal Health, Inc.:
2.616%, 6-15-22	120	121
3.410%, 6-15-27	153	156

Cigna Corp.:
3.750%, 7-15-23	508	532
4.800%, 8-15-38	474	552
4.900%, 12-15-48	150	179

		1,540

Health Care Supplies – 1.1%
Abbott Laboratories:
3.750%, 11-30-26	88	96
4.900%, 11-30-46	490	643
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
3.150%, 3-15-22	150	154
3.500%, 3-15-25	130	139
4.375%, 3-15-35	250	296
4.625%, 3-15-45	225	283

		1,611

Managed Health Care – 1.6%
Aetna, Inc.:
2.800%, 6-15-23	253	257
3.875%, 8-15-47	200	202
Anthem, Inc.:
3.650%, 12-1-27	340	360
4.101%, 3-1-28	200	217
3.700%, 9-15-49	150	149
UnitedHealth Group, Inc.:
3.750%, 7-15-25	200	216
2.875%, 8-15-29	200	206
3.500%, 8-15-39	200	209
3.700%, 8-15-49	350	375

		2,191

Pharmaceuticals – 5.3%
AbbVie, Inc.:
2.300%, 5-14-21	659	662
2.900%, 11-6-22	465	474
3.600%, 5-14-25	300	317
4.500%, 5-14-35	261	295
4.450%, 5-14-46	282	301
4.875%, 11-14-48	175	201
Allergan Finance LLC,
3.250%, 10-1-22	150	153
Allergan Funding SCS (GTD by Warner Chilcott Ltd., Allergan Capital S.a.r.l. and Allergan Finance LLC):
3.450%, 3-15-22	175	179
3.800%, 3-15-25	100	105
4.550%, 3-15-35	175	191
4.850%, 6-15-44	190	206
Eli Lilly and Co.:
3.950%, 3-15-49	300	346
4.150%, 3-15-59	150	177
Johnson & Johnson:
2.900%, 1-15-28	150	157
3.625%, 3-3-37	589	649
3.700%, 3-1-46	150	169
Merck & Co., Inc.:
2.800%, 5-18-23	270	278
2.750%, 2-10-25	295	305
3.900%, 3-7-39	224	256
Mylan N.V.:
3.950%, 6-15-26	260	271
5.250%, 6-15-46	150	168
Mylan, Inc. (GTD by Mylan N.V.),
4.550%, 4-15-28	150	161
Pfizer, Inc.:
1.950%, 6-3-21	330	331
3.450%, 3-15-29	100	108
7.200%, 3-15-39	200	313
4.125%, 12-15-46	250	290
Walgreens Boots Alliance, Inc.,
3.450%, 6-1-26	450	458

		7,521

Total Health Care - 11.0%		15,538

Industrials

Aerospace & Defense – 2.5%
Boeing Co. (The):
3.600%, 5-1-34	150	160
3.250%, 2-1-35	175	179
General Dynamics Corp.,
3.000%, 5-11-21	300	305
Lockheed Martin Corp.:
3.550%, 1-15-26	230	247
4.070%, 12-15-42	170	194
4.090%, 9-15-52	182	213
Northrop Grumman Corp.:
2.930%, 1-15-25	175	181
4.030%, 10-15-47	280	312
Rockwell Collins, Inc.,
3.500%, 3-15-27	200	212
United Technologies Corp.:
3.650%, 8-16-23	257	271
3.950%, 8-16-25	460	501
4.500%, 6-1-42	301	360
4.625%, 11-16-48	355	443

		3,578

Agricultural & Farm Machinery – 0.1%
Deere & Co.,
3.900%, 6-9-42	150	168

Air Freight & Logistics – 0.5%
FedEx Corp.:
4.550%, 4-1-46	250	256
4.950%, 10-17-48	100	109
United Parcel Service, Inc.:
3.750%, 11-15-47	100	108
4.250%, 3-15-49	150	175

		648

Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Financial Services Corp.,
2.950%, 2-26-22	259	265

Environmental & Facilities Services – 0.3%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.950%, 6-15-24	292	302
3.450%, 6-15-29	176	188

		490

Industrial Conglomerates – 2.3%
3M Co.,
4.000%, 9-14-48	142	156
GE Capital International Funding Co.:
3.373%, 11-15-25	200	208
4.418%, 11-15-35	600	639
General Electric Capital Corp.:
4.625%, 1-7-21	150	153
5.300%, 2-11-21	125	129
6.750%, 3-15-32	100	128
5.875%, 1-14-38	560	678
General Electric Co.:
2.700%, 10-9-22	405	411
6.875%, 1-10-39(A)	342	455
Honeywell International, Inc.,
1.850%, 11-1-21	150	150
Ingersoll-Rand Luxembourg Finance S.A.,
3.800%, 3-21-29	180	193

		3,300

Industrial Machinery – 0.1%
Parker Hannifin Corp.,
4.000%, 6-14-49	135	145

Railroads – 0.6%
CSX Corp.,
4.300%, 3-1-48	225	255

Union Pacific Corp.,
3.950%, 9-10-28	500	552

		807

Total Industrials - 6.6%		9,401

Information Technology

Communications Equipment – 0.8%
Cisco Systems, Inc.:
2.200%, 2-28-21	330	332
1.850%, 9-20-21	150	150
2.500%, 9-20-26	300	306
5.900%, 2-15-39	100	140
5.500%, 1-15-40	150	204

		1,132

Data Processing & Outsourced Services – 2.0%
Fiserv, Inc.:
2.750%, 7-1-24	300	305
3.200%, 7-1-26	350	362
4.400%, 7-1-49	450	509
Global Payments, Inc.,
3.200%, 8-15-29	700	714
MasterCard, Inc.,
3.650%, 6-1-49	253	280
Visa, Inc.:
2.800%, 12-14-22	100	103
3.150%, 12-14-25	150	158
4.300%, 12-14-45	313	385

		2,816

Electronic Components – 0.2%
Corning, Inc.,
4.375%, 11-15-57	200	205

IT Consulting & Other Services – 1.4%
International Business Machines Corp.:
2.500%, 1-27-22	300	303
2.850%, 5-13-22	200	204
3.000%, 5-15-24	118	122
3.300%, 5-15-26	150	158
3.500%, 5-15-29	419	450
4.150%, 5-15-39	500	563
4.250%, 5-15-49	161	184

		1,984

Semiconductor Equipment – 0.3%
Applied Materials, Inc.,
4.350%, 4-1-47	100	121
Lam Research Corp.:
3.750%, 3-15-26	100	107
4.000%, 3-15-29	150	165

		393

Semiconductors – 2.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1-15-22	500	507
3.625%, 1-15-24	150	155
3.875%, 1-15-27	384	399
Intel Corp.:
3.300%, 10-1-21	150	154
3.734%, 12-8-47	339	374
QUALCOMM, Inc.:
2.600%, 1-30-23	330	336
3.250%, 5-20-27	210	221
4.800%, 5-20-45	350	428
4.300%, 5-20-47	260	297
Texas Instruments, Inc.,
4.150%, 5-15-48	250	296

		3,167

Systems Software – 5.8%
Microsoft Corp.:
1.550%, 8-8-21	500	499
2.000%, 8-8-23	150	151
2.875%, 2-6-24	350	363
3.125%, 11-3-25	585	619
2.400%, 8-8-26	280	283
3.300%, 2-6-27	250	267
4.100%, 2-6-37	450	531

3.750%, 2-12-45	250	283
3.700%, 8-8-46	420	474
4.250%, 2-6-47	190	232
3.950%, 8-8-56	300	354
4.500%, 2-6-57	300	388
Oracle Corp.:
1.900%, 9-15-21	175	175
2.500%, 5-15-22	300	304
2.500%, 10-15-22	350	356
2.625%, 2-15-23	150	153
2.400%, 9-15-23	642	652
3.400%, 7-8-24	154	163
2.950%, 11-15-24	150	156
2.950%, 5-15-25	307	319
2.650%, 7-15-26	530	542
3.250%, 11-15-27	280	297
3.800%, 11-15-37	250	273
4.000%, 7-15-46	130	144
4.000%, 11-15-47	250	279

		8,257

Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.:
2.250%, 2-23-21	400	402
2.850%, 5-6-21	222	225
2.850%, 2-23-23	150	154
2.400%, 5-3-23	400	407
3.000%, 2-9-24	360	374
3.450%, 5-6-24	150	159
2.850%, 5-11-24	300	310
2.500%, 2-9-25	200	204
3.200%, 5-13-25	230	243
3.250%, 2-23-26	150	159
3.350%, 2-9-27	348	370
3.200%, 5-11-27	200	211
2.900%, 9-12-27	643	669
3.000%, 11-13-27	150	157
4.500%, 2-23-36	200	242
3.850%, 5-4-43	150	168
3.450%, 2-9-45	350	368
4.650%, 2-23-46	470	588
3.750%, 11-13-47	300	332
Hewlett Packard Enterprise Co.:
4.900%, 10-15-25(B)	150	167
6.350%, 10-15-45(B)	250	300
HP, Inc.,
6.000%, 9-15-41	150	166

		6,375

Total Information Technology - 17.2%		24,329

Materials

Diversified Chemicals – 0.7%
DowDuPont, Inc.:
4.205%, 11-15-23	400	427
4.493%, 11-15-25	250	275
5.419%, 11-15-48	110	136
Eastman Chemical Co.,
4.650%, 10-15-44	150	161

		999

Specialty Chemicals – 0.6%
LYB International Finance II B.V.,
3.500%, 3-2-27	392	411
Sherwin-Williams Co. (The):
3.450%, 6-1-27	200	212
4.500%, 6-1-47	182	206

		829

Total Materials - 1.3%		1,828

Real Estate

Specialized REITs – 0.1%
American Tower Corp.,
3.800%, 8-15-29	200	214

Total Real Estate - 0.1%		214

Utilities

Electric Utilities – 1.2%
Duke Energy Corp.:
2.650%, 9-1-26	246	247
3.750%, 9-1-46	150	155
FirstEnergy Corp.,
3.900%, 7-15-27	200	214
Florida Power & Light Co.,
3.150%, 10-1-49	200	201
Georgia Power Co.,
4.300%, 3-15-42	200	219
MidAmerican Energy Co.,
4.250%, 7-15-49	229	274
Southern Co. (The):
2.950%, 7-1-23	300	307
4.400%, 7-1-46	100	111

		1,728

Multi-Utilities – 0.5%
Berkshire Hathaway Energy Co.:
6.125%, 4-1-36	160	220
4.450%, 1-15-49	200	238
Sempra Energy,
3.400%, 2-1-28	150	155

		613

Total Utilities - 1.7%		2,341

TOTAL CORPORATE DEBT SECURITIES – 98.2%		$138,872
(Cost: $131,470)

SHORT-TERM SECURITIES	Shares

Money Market Funds (C) - 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	1,538	1,538

TOTAL SHORT-TERM SECURITIES – 1.1%		$1,538
(Cost: $1,538)

TOTAL INVESTMENT SECURITIES – 99.3%		$140,410
(Cost: $133,008)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		944

NET ASSETS – 100.0%		$141,354

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $455 or 0.3% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(C)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$138,872	$—
Short-Term Securities	1,538	—	—

Total	$1,538	$138,872	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$133,008

Gross unrealized appreciation	7,528

Gross unrealized depreciation	(126)

Net unrealized appreciation	$7,402